Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Aug. 29, 2018
Registrant Name	360 Funds
Central Index Key	0001319067
Amendment Flag	false
Document Creation Date	Aug. 29, 2018
Document Effective Date	Nov. 06, 2018
Prospectus Date	Mar. 30, 2018
FinTrust Income and Opportunity Fund | Class A Shares
Prospectus [Line Items]
Trading Symbol	HROAX
FinTrust Income and Opportunity Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	HIOIX